LEASE OBLIGATIONS (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	May 31, 2023 USD ($) ft²
Leases [Abstract]
Lessee operating lease renewal term	5 years		5 years		5 years
Area of land | ft²							2,978
Operating lease right of use asset	$ 409,900		$ 409,900		$ 476,241	$ 277,381	$ 271,396
Operating lease liability	409,900		409,900		476,241		$ 271,396
Amortization of operating lease - right-of-use asset	$ 32,734	$ 12,674	$ 66,341	$ 25,687	$ 72,536	$ 55,616